SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign currency translations (Details)	Dec. 31, 2022 Rp / $ Rp / $ Rp / € Rp / $ Rp / $ Rp / ¥ Rp / $ Rp / RM	Dec. 31, 2021 Rp / RM Rp / $ Rp / ¥ Rp / $ Rp / $ Rp / $ Rp / $ Rp / €
Buy | United States Dollar
Foreign currency translations
Foreign currency translations	15,567	14,250
Buy | Australian Dollar
Foreign currency translations
Foreign currency translations	10,583	10,353
Buy | Singapore Dollar
Foreign currency translations
Foreign currency translations	11,614	10,555
Buy | New Taiwan Dollar
Foreign currency translations
Foreign currency translations	508.15	515.04
Buy | Euro
Foreign currency translations
Foreign currency translations | Rp / €	16,623	16,125
Buy | Japanese yen
Foreign currency translations
Foreign currency translations | Rp / ¥	118.12	123.81
Buy | Malaysian ringgit
Foreign currency translations
Foreign currency translations | Rp / RM	3,529	3,420
Buy | Hong Kong Dollar
Foreign currency translations
Foreign currency translations	1,996	1,828
Sell | United States Dollar
Foreign currency translations
Foreign currency translations	15,571	14,255
Sell | Australian Dollar
Foreign currency translations
Foreign currency translations	10,589	10,359
Sell | Singapore Dollar
Foreign currency translations
Foreign currency translations	11,622	10,561
Sell | New Taiwan Dollar
Foreign currency translations
Foreign currency translations	508.47	515.40
Sell | Euro
Foreign currency translations
Foreign currency translations | Rp / €	16,635	16,137
Sell | Japanese yen
Foreign currency translations
Foreign currency translations | Rp / ¥	118.17	123.86
Sell | Malaysian ringgit
Foreign currency translations
Foreign currency translations | Rp / RM	3,539	3,424
Sell | Hong Kong Dollar
Foreign currency translations
Foreign currency translations	1,997	1,828